Other Non-Current Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Other Assets, Noncurrent [Abstract]
Schedule of Other Non-Current Assets
As of September 30, 2020 and December 31, 2019, other
non-current
assets, net consisted of the following (in millions):

	September 30, 2020	December 31, 2019
Advances made to municipalities for water system enhancements	$85	$87
Advances and other asset conveyances to third parties to support LNG terminal	34	35
Operating lease assets	23	21
Information technology service prepayments	5	6
Advances made under EPC and non-EPC contracts	4	15
Other	8	1

Total other non-current assets, net	$159	$165

As of December 31, 2019 and 2018, other
non-current
assets, net consisted of the following (in millions):

	December 31,
	2019	2018
Advances made to municipalities for water system enhancements	$87	$90
Advances and other asset conveyances to third parties to support LNG terminal	35	36
Operating lease assets	21	—
Information technology service prepayments	6	16
Advances made under EPC and non-EPC contracts	15	14
Other	1	2

Total other non-current assets, net	$165	$158